Trade Payables - Ageing Analysis of Trade Payables Based on Transaction Date (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Trade payables	¥ 1,328	¥ 1,782
Within 1 month [member]
Disclosure of financial liabilities [line items]
Trade payables	403	431
More than 1 month but less than 3 months [member]
Disclosure of financial liabilities [line items]
Trade payables	221	473
More than 3 months but less than 6 months [member]
Disclosure of financial liabilities [line items]
Trade payables	221	313
More than 6 months but less than 1 year [member]
Disclosure of financial liabilities [line items]
Trade payables	268	329
More than 1 year [member]
Disclosure of financial liabilities [line items]
Trade payables	¥ 215	¥ 236